Capital Lease Obligations (Tables)	6 Months Ended
Jul. 13, 2013
Summary of Future Minimum Lease Rental Payments

As of July 13, 2013, future minimum lease rental payments applicable to capital lease obligations follow (dollars in thousands):

2013 (remaining period)	$13,546
2014	28,121
2015	25,374
2016	24,040
2017	19,950
Thereafter	65,842

Total minimum lease payments	176,873
Less amounts representing interest	(69,466)

Present value of net minimum lease payments	107,407
Less current obligations	(14,056)

Long-term obligations	$93,351